TRADE AND OTHER ACCOUNTS PAYABLES (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Convert G [Member]
TRADE AND OTHER ACCOUNTS PAYABLES (Details) [Line Items]
Other agreed claims	$ 26,145
Convert I [Member]
TRADE AND OTHER ACCOUNTS PAYABLES (Details) [Line Items]
Other agreed claims	$ 1,548,860